Property and Equipment, Net (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Total cost	$ 1,186,000	$ 1,144,000	$ 1,052,000
Less accumulated depreciation	(438,000)	(380,000)	(174,000)
Net	748,000	764,000	878,000
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	849,000	849,000	816,000
Office furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total cost	198,000	198,000	174,000
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Total cost	125,000	97,000	62,000
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 14,000